LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.45%
INVESTMENT COMPANIES–49.45%
Equity Funds–21.50%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,387,501	$71,560,135
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	823,684	11,806,684
LVIP SSGA S&P 500 Index Fund	1,059,633	35,173,465
LVIP SSGA Small-Cap Index Fund	340,884	11,801,421
		130,341,705
Fixed Income Fund–11.46%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,711,143	69,446,905
		69,446,905
International Equity Funds–16.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,234,867	12,131,336
LVIP Franklin Templeton Multi-Factor International Equity Fund	5,092,561	52,733,472
LVIP SSGA International Index Fund	2,677,928	35,078,174
		99,942,982
Total Affiliated Investments (Cost $222,294,391)		299,731,592

UNAFFILIATED INVESTMENTS–50.38%
INVESTMENT COMPANIES–50.38%
Equity Funds–22.73%
Communication Services Select Sector SPDR® Fund	100,982	11,953,239
Consumer Staples Select Sector SPDR® Fund	143,850	11,273,525
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Health Care Select Sector SPDR® Fund	84,100	$11,704,197
SPDR® Gold Shares	31,652	11,251,336
SPDR® Portfolio S&P 600 Small Cap ETF	822,574	38,101,628
SPDR® S&P 500 ETF Trust	80,300	53,494,254
		137,778,179
Fixed Income Funds–14.98%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	449,819	6,041,069
SPDR® Bloomberg Barclays High Yield Bond ETF	79,795	7,819,112
SPDR® FTSE International Government Inflation-Protected Bond ETF	298,323	11,697,245
SPDR® Portfolio Intermediate Term Corporate Bond ETF	571,600	19,371,524
SPDR® Portfolio TIPS ETF	1,743,112	45,869,992
		90,798,942
International Equity Fund–4.34%
SPDR® Portfolio Emerging Markets ETF	561,889	26,302,024
		26,302,024
Money Market Fund–8.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	50,451,775	50,451,775
		50,451,775
Total Unaffiliated Investments (Cost $276,500,027)		305,330,920

TOTAL INVESTMENTS–99.83% (Cost $498,794,418)	605,062,512
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	1,035,775
NET ASSETS APPLICABLE TO 46,065,871 SHARES OUTSTANDING–100.00%	$606,098,287

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	CME British Pound Currency Futures	$588,481	$592,700	12/15/25	$—	$(4,219)
7	CME Euro Foreign Exchange Currency Futures	1,031,800	1,030,453	12/15/25	1,347	—
9	CME Japanese Yen Currency Futures	766,575	770,874	12/15/25	—	(4,299)
					1,347	(8,518)
Equity Contracts:
15	CME E-mini Russell 2000 Index Futures	1,841,625	1,798,263	12/19/25	43,362	—
21	CME E-mini S&P 500 Index Futures	7,075,688	6,923,973	12/19/25	151,715	—
5	CME E-mini S&P MidCap 400 Index Futures	1,643,100	1,647,612	12/19/25	—	(4,512)
16	Eurex EURO STOXX 50 Futures	1,040,866	1,011,256	12/19/25	29,610	—
5	FTSE 100 Index Futures	632,607	626,983	12/19/25	5,624	—
10	ICE U.S. MSCI Emerging Markets Index Futures	679,850	666,141	12/19/25	13,709	—
2	OSE Nikkei 225 Index Futures	608,446	584,778	12/11/25	23,668	—
					267,688	(4,512)
Total Futures Contracts					$269,035	$(13,030)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.45%@
Equity Funds-21.50%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$72,427,153	$7,532,194	$15,461,607	$3,031,564	$4,030,831	$71,560,135	4,387,501	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	11,578,748	1,510,000	2,640,000	322,918	1,035,018	11,806,684	823,684	—	—
✧✧LVIP SSGA S&P 500 Index Fund	42,243,282	13,034,926	23,020,000	5,341,929	(2,426,672)	35,173,465	1,059,633	—	—
✧✧LVIP SSGA Small-Cap Index Fund	11,581,391	2,127,730	2,670,000	392,231	370,069	11,801,421	340,884	—	—
Fixed Income Funds-11.46%@
✧✧LVIP SSGA Bond Index Fund	94,427,495	16,623,725	46,885,196	(1,931,907)	7,212,788	69,446,905	6,711,143	—	—
×SPDR® Portfolio TIPS ETF	46,855,720	2,701,609	5,560,487	(358,492)	—	—	—	—	—
International Equity Funds-16.49%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	23,836,999	20,000	14,844,538	1,248,287	1,870,588	12,131,336	1,234,867	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	53,512,995	2,450,000	17,018,399	2,290,524	11,498,352	52,733,472	5,092,561	—	—
✧✧LVIP SSGA International Index Fund	29,710,550	21,410,834	22,860,000	4,595,319	2,221,471	35,078,174	2,677,928	10,834	—
Total	$386,174,333	$67,411,018	$150,960,227	$14,932,373	$25,812,445	$299,731,592		$10,834	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an affiliate of the Fund at September 30, 2025.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3